UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21606

Centaur Mutual Funds Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor

New York, NY 10016

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-513-587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report for the Copley Fund

Copley Fund

(COPLX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copley Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://www.dcmadvisors.com/fund-reports-holdings. You can also request this information by contacting us at 1-888-484-5766.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Copley Fund	$56	1.12%

How did the Fund perform during the reporting period?

In the six-month period ended April 30, 2026, the Fund generated a total return of 1.84%. During the same period S&P 500® Index generated a total return of 6.03%, despite the conflict with Iran. Markets reacted sharply, with selloffs in certain sectors offset by strong gains in others that significantly outperformed the benchmark. For example, the Energy sector advanced 16.6%, driven by rising energy prices related to the conflict, while the Fund’s positions in the sector increased 34.2%.

During the period, value stocks outperformed their growth counterparts.

The Fund's NAV and underlying investment performance trailed the benchmark during the period. The largest detractor of relative performance was the Fund’s holdings in the Communications sector. The Fund’s largest active sector positions are in Communications and Financials, both of which underperformed the benchmark. Negative stock selection in Communications also weighed on relative returns, as Meta Platforms declined 14.5% during the period. Positive stock selection in Financials did not fully offset the Fund’s overweight position in the sector. The Fund did, however, reduce several financial holdings during the period.

A relatively new position in Dell was the largest contributor to performance during the six-month period. Dell advanced 83% over the period, as the company appears well positioned to benefit from the increase in AI-related capital spending that we expect in the foreseeable future. At the time of purchase, the shares were inexpensive by almost any metric. That is no longer the case, and we will consider risk-managing the position.

Our confidence in the portfolio’s current positions remains high despite recent market turbulence. Questions about AI spending and its ultimate payoff are appropriate, and we continue to monitor both the likely winners and losers in the space.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copley Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,379
$27,852
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Copley Fund	S&P 500® Index
Apr-2016	$10,000	$10,000
Apr-2017	$10,834	$11,792
Apr-2018	$13,022	$13,356
Apr-2019	$14,913	$15,158
Apr-2020	$14,778	$15,289
Apr-2021	$18,686	$22,320
Apr-2022	$17,744	$22,367
Apr-2023	$17,970	$22,963
Apr-2024	$20,910	$28,167
Apr-2025	$22,620	$31,574
Apr-2026	$27,852	$41,379

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Copley Fund	23.13%	8.31%	10.79%
S&P 500® Index	31.05%	13.14%	15.26%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-484-5766.

The performance results shown in the line chart and average annual total returns for periods prior to December 1, 2022 represents the performance of Copley Fund, Inc. (the "Predecessor Fund"), which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-9.3%
Money Market Funds	2.1%
Consumer Discretionary	3.3%
Consumer Staples	3.8%
Health Care	6.1%
Energy	7.2%
Industrials	7.3%
Technology	20.0%
Communications	24.6%
Financials	34.9%

Fund Statistics

Table Summary
Net Assets	$111,589,627
Number of Portfolio Holdings	34
Advisory Fee	$353,843
Portfolio Turnover	4%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Copley Fund (COPLX)

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.dcmadvisors.com/fund-reports-holdings), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-COPLX

(b)	Not Applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – applies to listed companies only

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

COPLEY FUND

SEMI-ANNUAL FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

April 30, 2026

Copley Fund

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 107.19%

Communications — 24.62%
Alphabet, Inc., Class A	20,756	$7,986,909
Comcast Corp., Class A	159,293	4,307,283
Meta Platforms, Inc., Class A	9,874	6,041,999
TripAdvisor, Inc.(a)	160,884	1,790,639
Verizon Communications, Inc.	45,160	2,169,035
Versant Media Group, Inc.	6,371	256,050
Walt Disney Co. (The)	47,400	4,917,750
		27,469,665
Consumer Discretionary — 3.26%
McDonald’s Corp.	6,018	1,766,825
RH(a)	14,219	1,876,339
		3,643,164
Consumer Staples — 3.85%
PepsiCo, Inc.	7,020	1,112,600
Philip Morris International, Inc.	14,773	2,438,579
Procter & Gamble Co. (The)	5,053	743,246
		4,294,425
Energy — 7.17%
ConocoPhillips	9,747	1,225,978
Marathon Petroleum Corp.	19,486	4,838,179
Phillips 66	10,794	1,933,745
		7,997,902
Financials — 34.89%
American Express Co.	13,195	4,262,645
American International Group, Inc.	56,607	4,234,204
Bank of America Corp.	99,174	5,301,841
Berkshire Hathaway, Inc., Class B(a)	7,834	3,710,182
Goldman Sachs Group, Inc. (The)	5,481	5,063,183
JPMorgan Chase & Co.	14,827	4,644,261
Morgan Stanley	28,489	5,429,719
U.S. Bancorp	24,342	1,379,218
Wells Fargo & Co.	59,871	4,923,192
		38,948,445
Health Care — 6.08%
AbbVie, Inc.	15,202	3,212,487
CVS Health Corp.	42,870	3,570,642
		6,783,129
Industrials — 7.26%
Boeing Co. (The)(a)	7,105	1,627,258
CSX Corp.	58,324	2,649,659
RTX Corp.	21,740	3,827,762
		8,104,679
Technology — 20.06%
Apple, Inc.	22,972	6,233,453
Dell Technologies, Inc., Class C	29,458	6,155,249
Microsoft Corp.	16,410	6,691,669

See accompanying notes which are an integral part of these financial statements.

Copley Fund

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 107.19% - continued
Technology — 20.06% - continued
Oracle Corp.	20,453	$3,300,910
		22,381,281
Total Common Stocks (Cost $73,177,040)		119,622,690

MONEY MARKET FUNDS — 2.08%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.52%(b)	2,316,286	2,316,286
Total Money Market Funds (Cost $2,316,286)		2,316,286

Total Investments — 109.27% (Cost $75,493,326)		121,938,976
Liabilities in Excess of Other Assets — (9.27)%		(10,349,349)
NET ASSETS — 100.00%		$111,589,627

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

Copley Fund

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Assets
Investments in securities, at fair value (cost $75,493,326)	$121,938,976
Dividends and interest receivable	158,783
Prepaid expenses	38,069
Total Assets	122,135,828

Liabilities
Payable to Advisor	58,293
Payable to affiliates	25,760
Deferred income taxes, net	9,753,586
Other accrued expenses	708,562
Total Liabilities	10,546,201
Net Assets	$111,589,627

Net Assets consist of:
Paid-in capital	525,290
Accumulated earnings	111,064,337
Net Assets	$111,589,627
Shares outstanding (unlimited number of shares authorized, no par value)	525,290
Net asset value per share	$212.43

See accompanying notes which are an integral part of these financial statements.

Copley Fund

Statement of Operations

For the Six Months Ended April 30, 2026 (Unaudited)

Investment Income
Dividend income	$1,063,010
Total investment income	1,063,010

Expenses
Advisor	353,843
Audit and tax	43,996
Administration fees	40,163
Fund accounting	24,189
Legal	22,826
Trustee	22,563
Insurance	17,726
Registration	13,155
Transfer agent	13,113
Professional fees	9,580
Report printing	6,378
Custodian	5,585
Miscellaneous	35,661
Total expenses	608,778
Total operating expenses	608,778
Net investment income before tax benefit	454,232

Tax Benefit	—
Net Investment Income	454,232

Net Realized and Change in Unrealized Gain (Loss) on Investments
Realized gain from investment transactions, net of tax expense of $818,278	3,071,585
Net change in unrealized appreciation of investments, including deferred income tax expense of $401,601	(1,504,084)
Net realized and change in unrealized gain (loss) on investments	1,567,501
Net increase in net assets resulting from operations	$2,021,733

See accompanying notes which are an integral part of these financial statements.

Copley Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income, net of income tax (benefit)/expense	$454,232	$766,569
Net realized gain on investment transactions, net of income tax expense/(benefit)	3,071,585	3,361,397
Change in unrealized appreciation (depreciation) of investments, including deferred income tax expense/(benefit)	(1,504,084)	13,938,850
Net increase in net assets resulting from operations	2,021,733	18,066,816

Capital Transactions
Proceeds from shares sold	174,412	657,995
Amount paid for shares redeemed	(1,985,520)	(4,726,350)
Net decrease in net assets resulting from capital transactions	(1,811,108)	(4,068,355)
Total Increase in Net Assets	210,625	13,998,461

Net Assets
Beginning of period	$111,379,002	$97,380,541
End of period	$111,589,627	$111,379,002

Share Transactions
Shares sold	853	3,606
Shares redeemed	(9,506)	(24,770)
Net decrease in shares outstanding	(8,653)	(21,164)

See accompanying notes which are an integral part of these financial statements.

Copley Fund

Financial Highlights

(For a share outstanding during each period/year)

	For the Six Months Ended April 30, 2026		For the Year Ended October 31,	For the Year Ended October 31,	For the Eight Months Ended October 31,		For the Year Ended February 28,	For the Year Ended February 28,
	(Unaudited)		2025	2024	2023*		2023	2022
Selected Per Share Data:
Net asset value, beginning of period	$208.60		$175.43	$137.98	$135.38		$141.96	$134.92

Investment operations:
Net investment income(a)	0.86		1.40	1.10	0.82		1.35	0.55
Net realized and unrealized gain (loss) on investments	2.97		31.77	36.35	1.78		(7.93)	6.49
Total from investment operations	3.83		33.17	37.45	2.60		(6.58)	7.04

Net asset value, end of period	$212.43		$208.60	$175.43	$137.98		$135.38	$141.96

Total Return(b)	1.84	%(c)	18.91%	27.14%	1.92	%(c)	(4.64)%	5.22%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$111,590		$111,379	$97,381	$92,586		$82,284	$91,613
Ratios before fee waiver:
Ratio of total expenses, including net regular and deferred taxes, to average net assets	3.36	%(d)	5.61%	7.60%	1.69	%(d)	(0.65)%	2.43%
Ratio of net investment and operating income (loss), including regular and deferred taxes, to average net assets	3.08	%(d)	5.21%	(5.51)%	0.35	%(d)	2.57%	(0.98)%
Ratios after fee waiver:
Ratio of total expenses, including net regular and deferred taxes, to average net assets	3.36	%(d)	5.61%	7.60%	1.69	%(d)	(0.71)%	2.36%
Ratio of net investment and operating income (loss) to average net assets	3.08	%(d)	5.21%	(5.51)%	0.35	%(d)	2.63%	(0.92)%
Portfolio turnover rate	3.84	%(c)	2.96%	5.54%	3.54	%(c)	156.15%	111.25%

*	The Fund changed its fiscal year to October 31.
(a)	Calculation based on the average number of shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Copley Fund

Notes to the Financial Statements

April 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Copley Fund (the “Fund”) is organized as a separate, diversified series of the Centaur Mutual Funds Trust (the “Trust”). The Fund, which is the successor of Copley Fund, Inc. (the “Predecessor Fund”), assumed the assets and liabilities of the Predecessor Fund (the “Reorganization”) and continued operations as of December 1, 2022. The Trust is an open-ended management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The Fund’s investment objective is to seek growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Segment Reporting

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Copley Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern Time. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value using level 3 inputs as determined by DCM Advisors, LLC (the “Advisor”), as the Fund’s valuation designee, in accordance with policies approved by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trust’s normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security

Copley Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six months ended April 30, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$119,622,690	$—	$—	$119,622,690
Money Market Funds	2,316,286	—	—	2,316,286
Total	$121,938,976	$—	$—	$121,938,976

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date) for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Copley Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Purchases and Sales of Investment Securities

For the six months ended April 30, 2026, purchases and sales of investment securities, other than short-term investments, were $4,553,353 and $7,022,944, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2026.

Dividends and Distributions

Net investment income and net realized gains are not distributed, but rather are accumulated with the Fund and used to pay expenses, to effect redemptions, to make additional investments or held in cash as a reserve.

Federal Income Taxes

The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Delaware. The Fund recognizes interest and penalties, if any, related to income taxes as income tax expense on the Statement of Operations.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Advisor

The Advisor serves in the capacity of investment advisor to the Fund pursuant to an investment advisory agreement with the Trust on behalf of the Fund. The Advisor receives monthly compensation based on the Fund’s average daily net assets at an annual rate of 0.65% of the first $500 million of net assets, and 0.62% of any net assets exceeding $500 million.

For the six months ended April 30, 2026, the fee for investment advisory services totaled $353,843. At April 30, 2026, the Advisor was owed $58,293 from the Fund for investment advisory services.

Copley Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays the Administrator fees in accordance with the Master Services Agreement for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and the cost of pricing its portfolio securities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Certain officers of the Trust are employees of the Administrator or NLCS. A certain officer of the Trust is an officer of the Advisor.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Trust’s Distributor. The Distributor acts as an agent for the Trust and the distributor of its shares. The Distributor is compensated by the Advisor for its services provided to the Trust. The Distributor operates as a wholly-owned subsidiary of the Administrator.

NOTE 4. FEDERAL TAX INFORMATION

At April 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of $10,776,936 tax effect	$49,296,106
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of $623,156 tax effect	(2,850,456)
Net unrealized appreciation on investments	$46,445,650
Tax cost of investments	$75,493,326

At October 31, 2025, the Federal income tax provision (benefit) is summarized as follows:

2025
Current:
Federal(a)	$892,129
Deferred*:
Federal	3,707,045

*	Net deferred income tax expense relates to net unrealized appreciation of investments, realized losses and net investment loss including the dividends received deduction (“DRD”).

Copley Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The difference between the effective tax rate of 20.29% and the statutory rate of 21% is primarily attributable to the benefit of the dividends received deduction. At October 31, 2025, the net deferred tax liabilities are summarized as follows:

Net deferred tax liability:

Unrealized gain on investments	$10,153,780
Net investment losses including effect of DRD	28,920
Other	(28,920)
Net deferred tax liability	$10,153,780

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the six months ended April 30, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund were immaterial.

NOTE 5. COMMITMENT AND CONTINGENCIES

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available in calculating excess earnings subject to this tax.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

Copley Fund

Notes to the Financial Statements (continued)

April 30, 2026 (Unaudited)

NOTE 6. RISKS

Equity risk is the risk that the market values of equities, such as common stocks or equity related investments, may decline due to general market conditions, such a political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2026, the Fund had 34.89% of the value of its net assets invested in stocks within the Financials sector.

NOTE 8. TRUSTEE COMPENSATION

As of April 30, 2026, there were two Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a fee of $20,000 each year plus $500 per series of the Trust per meeting. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

The Copley Fund is distributed by Ultimus Fund Distributors, LLC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report

(a)(2)	Not Applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable

(a)(5)	Not Applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Centaur Mutual Funds Trust

By (Signature and Title)	/s/ Glenn Grossman
Glenn Grossman, President and Principal Executive Officer

Date	7/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Glenn Grossman
Glenn Grossman, President and Principal Executive Officer

Date	7/02/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	7/02/2026